Cost Of Sales	12 Months Ended
Dec. 31, 2012
Cost Of Sales
19.	COST OF SALES

	Year Ended December 31,
	2012	2011
Production and delivery	$51,503	$97,982
Depreciation and depletion	25,515	18,824
Write-down of carrying value of inventory	25,472	11,075
Write-down of carrying value of property, plant and equipment	15,245	16,605

Cost of sales during mine operations	117,735	144,486
Cost of sales during idled mine period (i)	52,958	—

	$170,693	$144,486

(i)

Cost of sales during idled mine period for the year ended December 31, 2012 includes $33.4 million (2011 - $nil) of depreciation expense. The depreciation expense relates to SouthGobi’s idled plant and equipment.

During the second quarter of 2012, SouthGobi commenced curtailing mining activities at the Ovoot Tolgoi mine to manage coal inventories and to maintain efficient working capital levels. By June 30, 2012, mining activities were fully curtailed and remained so for the remainder of 2012; however, operations at the Ovoot Tolgoi mine resumed on March 22, 2013.